Principal joint ventures - Summary financial information for joint ventures by fair value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures [Line Items]
Consolidated sales revenue		$ 40,522	$ 40,030	$ 33,781
Depreciation and amortisation		(4,015)	(4,375)	(4,794)
Finance costs		(552)	(848)	(1,111)
Taxation		(4,242)	(3,965)	(1,567)
Profit after tax for the year		13,925	8,851	4,776
Total comprehensive income for the year	[1]	10,786	11,939	$ 4,713
– Non-current assets		70,047	76,554
– Current assets		20,168	18,678
– Non-current liabilities		(30,261)	(33,262)
Net assets		49,823	51,115
Cash and cash equivalents		10,773	10,550
Minera Escondida Limitada [member]
Disclosure Of Joint Ventures [Line Items]
Consolidated sales revenue		7,580	6,037
Depreciation and amortisation		(1,727)	(1,690)
Other operating costs		(3,230)	(2,617)
Operating profit		2,623	1,730
Finance costs		(163)	(120)
Taxation		(873)	(627)
Profit after tax for the year		1,587	983
Total comprehensive income for the year		1,587	983
– Non-current assets		13,027	13,814
– Current assets		2,413	2,760
– Current liabilities		(1,637)	(1,727)
– Non-current liabilities		(4,460)	(4,617)
Net assets		9,343	10,230
Cash and cash equivalents		697	460
– current financial liabilities		(230)	(330)
– non-current financial liabilities		(2,763)	(2,840)
Dividends received from joint venture (Rio Tinto share)		786	780
Sohar Aluminium Co. L.L.C. [member]
Disclosure Of Joint Ventures [Line Items]
Consolidated sales revenue		810	460
Depreciation and amortisation		(120)	(145)
Other operating costs		(440)	(205)
Operating profit		250	110
Finance costs		(35)	(35)
Taxation		(40)
Profit after tax for the year		175	75
Total comprehensive income for the year		175	75
– Non-current assets		3,085	3,230
– Current assets		340	305
– Current liabilities		(230)	(205)
– Non-current liabilities		(955)	(1,270)
Net assets		2,240	2,060
Cash and cash equivalents		15	95
– current financial liabilities		(100)	(130)
– non-current financial liabilities		$ (795)	$ (1,120)

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.